UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:      06/30/2005
                           -------------------

Date of reporting period:     03/31/2005
                           -------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

                                GROWTH PORTFOLIO

                                                      Percent of
   Shares            Common Stock - 96.22%            Net Assets   Fair Value
   ------            ---------------------            ----------   ----------

              Apparel & Accessories                      1.38%
              ---------------------
   15,000     Coach, Inc.*                                           $849,450

              Auto/Truck/Parts                           0.68%
              ----------------
    8,000     CLARCOR, Inc.                                           415,680

              Broadcasting/Media                         0.92%
              ------------------
   17,000     Comcast Corp. *                                         567,800

              Chemicals                                  2.69%
              ---------
   16,000     Dow Chemical Company                                    797,600
   18,000     Praxair, Inc.                                           861,480
                                                                    ---------
                                                                    1,659,080

              Communications Equipment                   1.21%
              ------------------------
    9,000     Cisco Systems, Inc.*                                    161,010
   10,000     Juniper Networks*                                       220,600
   10,000     Qualcomm, Inc.                                          366,500
                                                                      -------
                                                                      748,110

              Computer Products                          1.79%
              -----------------
   21,000     Dell Computers *                                        806,820
   24,000     EMC Corp.*                                              295,680
                                                                    ---------
                                                                    1,102,500

              Computer Services                          0.77%
              -----------------
   12,000     First Data Corp.                                        471,720

              Computer Software                          1.20%
              -----------------
    7,000     Intuit, Inc. *                                          306,390
   18,000     Microsoft Corp.                                         435,060
                                                                      -------
                                                                      741,450

              Cosmetics/Personal Care                    2.57%
              -----------------------
   18,000     Avon Products, Inc.                                     772,920
   16,000     Gillette Company                                        807,680
                                                                    ---------
                                                                    1,580,600

              Diversified Operations                     2.26%
              ----------------------
       16     Berkshire Hathaway, Inc.*                             1,392,000

              Entertainment/Leisure                      0.93%
              ---------------------
   11,000     Carnival Corp.                                          569,910

              Financial Services                         7.73%
              ------------------
   29,000     Citigroup, Inc.                                       1,303,260
   35,000     US Bank                                               1,008,700
   37,000     MBNA Corp.                                              908,350
   14,000     Merrill Lynch & Co., Inc.                               792,400
   15,000     USA Education, Inc.                                     747,600
                                                                    ---------
                                                                    4,760,310

              Food/Beverage/Tobacco                      3.17%
              ---------------------
   22,000     Pepsico, Inc.                                         1,166,660
   22,000     Sysco Corporation                                       787,600
                                                                    ---------
                                                                    1,954,260

              Gas Utilities                              2.21%
              -------------
   23,000     Questar Corp.                                         1,362,750

              Home Furnishings                           0.42%
              ----------------
    9,000     Leggett & Platt, Inc.                                   259,920

              Insurance                                  3.70%
              ---------
    5,000     American International Group, Inc.                     $277,050
   21,000     UnitedHealth Group, Inc.                              2,002,980
                                                                    ---------
                                                                    2,280,030

              Internet Related                           0.35%
              ----------------
   10,000     Symantec Corp. *                                        213,300

              Iron/Steel Producers                       0.93%
              --------------------
   10,000     Nucor Corp.                                             575,600

              Machine/Tools                              0.59%
              -------------
    4,000     Caterpillar, Inc.                                       365,760

              Manufacturing                              8.86%
              -------------
   10,000     3M Company                                              856,900
   12,000     Danaher Corp.                                           640,920
   14,000     Dover Corp.                                             529,060
   41,000     General Electric Co.                                  1,478,460
    8,000     Illinois Tool Works, Inc.                               716,240
   10,000     Pentair, Inc.                                           390,000
   25,000     Tyco International Ltd.                                 845,000
                                                                    ---------
                                                                    5,456,580

              Medical Supplies/Services                  8.71%
              -------------------------
   14,000     Biomet, Inc.                                            508,200
    8,000     Cooper Companies, Inc.                                  583,200
   25,000     Dentsply, Inc.                                        1,360,250
   14,000     Medtronic, Inc.                                         713,300
   12,000     Quest Diagnostics, Inc.                               1,261,560
   21,000     Stryker Corporation                                     936,810
                                                                    ---------
                                                                    5,363,320

              Metals/Mining                              3.86%
              -------------
    8,000     Alcoa Inc.                                              243,120
   14,000     Freeport-McMoran Copper & Gold, Inc.                    554,540
   34,000     Peabody Energy Corp.                                  1,576,240
                                                                    ---------
                                                                    2,373,900

              Multimedia                                 0.74%
              ----------
   26,000     Time Warner, Inc. *                                     456,300

              Oil                                        8.14%
              ----
    3,000     Anadarko Petroleum Corp.                                228,300
   14,000     Apache Corporation                                      857,220
   11,000     ConocoPhillips                                        1,186,240
   22,000     Exxon Mobil Corp.                                     1,311,200
   10,000     Halliburton Co.                                         432,500
   14,000     Occidental Petroleum Corp.                              996,380
                                                                    ---------
                                                                    5,011,840

              Packaging/Container                        0.74%
              -------------------
   11,000     Ball Corp.                                              456,280

              Pharmaceutical/Medical                     4.85%
              ----------------------
   17,000     Barr Pharmaceuticals *                                  830,110
    5,000     Genentech, Inc.*                                        283,050
   17,000     Medco Health Solutions, Inc.*                           842,690
   18,000     Omnicare, Inc.                                          638,100
   15,000     Pfizer, Inc.                                            394,050
                                                                    ---------
                                                                    2,988,000

              Precision Instrument                       1.10%
              --------------------
   19,000     Waters Corp.*                                           680,010

              Recreational Vehicle                       1.50%
              --------------------
   16,000     Harley-Davidson, Inc.                                  $924,160

              Restaurant/Food Service                    1.38%
              -----------------------
   14,000     Applebee's International, Inc.                          385,840
    9,000     Starbucks Corp. *                                       464,940
                                                                      -------
                                                                      850,780

              Retail Store                               9.28%
              ------------
    8,000     Autozone, Inc.*                                         685,600
   16,000     Best Buy Company, Inc.                                  864,160
   25,000     CVS Corp.                                             1,315,500
   15,000     Lowe's Companies, Inc.                                  856,350
    5,000     Petsmart, Inc.                                          143,750
   28,000     Staples, Inc.                                           880,040
    6,000     Walgreen Co.                                            266,520
   14,000     Wal-Mart Stores, Inc.                                   701,540
                                                                    ---------
                                                                    5,713,460

              Schools                                    0.60%
              -------
    5,000     Apollo Group, Inc.                                      370,300

              Semiconductors                             3.51%
              --------------
   40,000     Flextronics International Ltd.*                         481,600
   16,000     Intel Corp.                                             371,680
    8,000     Linear Technology Corp.                                 306,480
    8,000     QLogic Corp.*                                           324,000
   15,000     Texas Instruments, Inc.                                 382,350
   10,000     Xilinx, Inc.                                            292,300
                                                                    ---------
                                                                    2,158,410

              Telecommunications                         1.29%
              ------------------
   28,000     Nextel Communications, Inc.*                            795,760

              Tools                                      2.31%
              -----
   18,000     Black & Decker Corp.                                  1,421,820

              Transportation                             3.06%
              --------------
   12,000     Fedex Corp.                                           1,127,400
   14,000     Southwest Airlines, Inc.                                199,360
    8,000     Union Pacific Corp.                                     557,600
                                                                    ---------
                                                                    1,884,360

              Web Portals/ISP                            0.77%
              ---------------
   14,000     Yahoo, Inc. *                                           474,600

 Total investments in securities (cost $47,980,633)     96.22%    $59,250,110
 Cash equivalents                                        4.06%      2,502,301
 Other assets, less liabilities                          (.28%)      (173,008)
                                                       -------    -----------
 NET ASSETS                                            100.00%    $61,579,403
                                                       =======    ===========



*Indicates nonincome-producing security

--------------------------------------------------------------------------------
                            STRATUS FUND, INC.
                          SCHEDULE OF INVESTMENTS
                              MARCH 31, 2005

                      GOVERNMENT SECURITIES PORTFOLIO

 Principal                                               Percent of
  Amount        U.S. Government and Agency Securities    Net Assets   Fair Value
  ------        -------------------------------------    ----------   ----------

             Government Agency Bonds                        52.16%
             -----------------------
 $1,000,000  Federal Farm Credit Bank  2.50%  due  3/15/06              $988,617
  1,000,000  Federal Home Loan Bank 3.25% due 8/15/05                  1,000,764
  3,500,000  Federal Home Loan Bank 5.375% due 5/15/06                 3,560,253
  1,500,000  Federal Home Loan Bank  6.09%  due 6/02/06                1,538,813
  2,000,000  Federal Home Loan Bank  3.625%  due 11/14/08              1,955,288
    165,000  Federal Home Loan Bank 2.125% due 11/15/05                  163,646
  3,000,000  Federal Home Loan Bank 4.875% due 5/15/07                 3,050,670
  2,000,000  Federal Home Loan Bank  4.50%  due 8/14/09                2,002,098
  1,000,000  Federal Home Loan Mtg.  2.85%  due 2/23/07                  979,587
  1,000,000  Federal Home Loan Mtg.  5.00% due 5/16/07                 1,002,146
  1,000,000  Federal Home Loan Mtg.  5.81% due 4/04/08                 1,045,273
  3,000,000  Federal National Mtg. Assn 2.35% due 7/28/06              2,942,292
  1,000,000  Federal National Mtg. Assn. 5.75%  due 6/15/05            1,005,431
  3,000,000  Federal National Mtg. Assn 3.25%  due 11/15/07            2,935,104
  2,000,000  Federal National Mtg. Assn. 6.35%  due 6/10/05            2,013,014
                                                                       ---------
                                                                      26,182,996

             Mortgage Backed Securities                     26.32%
             --------------------------
    512,562  Federal Home Loan Mtg. Pool 6.00%  due 3/1/17               529,840
    777,430  Federal Home Loan Mtg. Pool 5.50%  due 11/01/16             794,453
    659,507  Federal Home Loan Mtg. Pool 5.50%  due 9/1/17               673,865
  1,507,345  Federal Home Loan Mtg. Pool 5.00%  due 2/01/18            1,510,853
    804,218  Federal Home Loan Mtg. Pool 5.00%  due 10/01/12             805,890
    113,775  Federal National Mtg. Assn. Pool 5.50%  due 3/01/17         116,096
    503,238  Federal National Mtg. Assn. Pool 6.00%  due 6/01/16         520,282
    465,000  Federal National Mtg. Assn. Pool 6.00%  due 12/01/16        480,615
  1,457,447  Government National Mtg. Assn. Pool 4.00%  due 8/20/32    1,468,354
  2,445,108  Government National Mtg. Assn. Pool 5.00%  due 11/15/33   2,417,076
    965,239  Government National Mtg. Assn. Pool 3.50% due 8/20/34       942,219
  2,992,744  Government National Mtg. Assn. Pool 4.50% due 5/15/18     2,955,943
                                                                       ---------
                                                                      13,215,486

             Treasury Notes/Bonds                           14.08%
             --------------------
  1,000,000  US Treasury Note  3.125%  due 10/15/08                      970,039
  2,000,000  US Treasury Note  4.875%  due 2/15/12                     2,113,491
  3,000,000  US Treasury Note  3.375%  due 9/15/09                     2,989,859
  1,000,000  US Treasury Note  2.50%  due 10/31/06                       995,998
                                                                       ---------
                                                                       7,069,387

             Corporate Bonds                                 4.90%
             ---------------
  1,500,000  Caterpillar 4.50% due 6/15/09                             1,489,731
  1,000,000  Glaxosmithkline 2.375% due 4/16/07                          968,174
                                                                       ---------
                                                                       2,457,905

        Total investments in securities (cost $49,185,954)  97.46%   $48,925,774
        Cash equivalents                                     1.88%       941,804
        Other assets, less liabilities                        .66%       333,173
                                                           -------   -----------
        TOTAL NET ASSETS                                   100.00%   $50,200,751
                                                           =======   ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

SIGNATURES



Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.


By  /s/ Jon C. Gross
  --------------------------------
      Jon C. Gross, President


Date  May 19, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jon C. Gross
  --------------------------------
     Jon C. Gross, President


Date  May 19, 2005



By  /s/ Jeffrey S. Jewell
  --------------------------------
      Jeffrey S. Jewell,
      Vice President & Chief Financial Officer


Date  May 19, 2005